DESCRIPTION OF TRANSCANADA'S BUSINESS	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TRANSCANADA'S BUSINESS
DESCRIPTION OF TRANSCANADA'S BUSINESS
TransCanada Corporation (TransCanada or the Company) is a leading North American energy infrastructure company which operates in five business segments, Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Energy, each of which offers different products and services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment consists of the Company's investments in 40,686 km (25,281 miles) of regulated natural gas pipelines.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment consists of the Company's investments in 50,199 km (31,192 miles) of regulated natural gas pipelines, 535 Bcf of regulated natural gas storage facilities, midstream and other assets.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment consists of the Company's investments in 1,670 km (1,038 miles) of regulated natural gas pipelines.
Liquids Pipelines
The Liquids Pipelines segment consists of the Company's investments in 4,874 km (3,030 miles) of crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Energy
The Energy segment primarily consists of the Company's investments in 10 power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These include assets in Alberta, Ontario, Québec, New Brunswick and Arizona. At December 31, 2018, the Coolidge generating station is classified as Assets held for sale. Refer to Note 6, Assets held for sale, for further information.